Commercialization Agreement (Details) - USD ($)		3 Months Ended
	Jan. 27, 2017	Mar. 31, 2017
Commercialization Agreement
Estimated development period for revenue recognition (in years)		1 year
Deferred collaboration revenue		$ 2,088,989
Elanco
Commercialization Agreement
Initial upfront payment received	$ 2,548,689
Additional payment receivable upon achievement	61,000,000
Unreimbursed expenses		288,166
Upfront payment and expense reimbursement recognized as revenue		$ 2,548,689
Estimated development period for revenue recognition (in years)		1 year
Collaboration revenue recognized from unreimbursed expenses		$ 288,166
Collaboration revenue recognized from upfront payment and expense reimbursement		459,700
Deferred collaboration revenue		$ 2,088,989
Elanco | Maximum
Commercialization Agreement
Additional payment receivable upon achievement	$ 61,000,000